Expenses (Details) - Schedule of Expenses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Expenses [Abstract]
Cost of revenue	$ 16,762,580	$ 13,884,291
Amortization of intangible assets	15,813	16,211
Depreciation	910,671	680,013
Legal and professional expenses	386,622	833,079
Staffing expense	844,098	633,979
Other operating expenses	2,643,948	2,267,265
Total expenses	$ 21,563,732	$ 18,314,838